Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Equity attributable to owners of the parent	Issued capital	Treasury shares	Accumulated other comprehensive income/(loss)	Retained profit	Non-Controlling Interest
Beginning balance at Dec. 31, 2023	$ 595.0	$ 577.0	$ 344.0	$ (3.0)	$ (26.0)	$ 262.0	$ 18.0
Statements [Line Items]
Profit for the period	43.7	44.0				44.0
Other comprehensive loss for the period	(2.0)	(2.0)			(2.0)
Total comprehensive income for the period	42.0	42.0			(2.0)	44.0
RSU expense	8.0	8.0				8.0
Dividends declared	(50.0)	(50.0)				(50.0)
Total transactions with owners	(42.0)	(42.0)				(42.0)
Ending balance at Jun. 30, 2024	595.0	577.0	344.0	(3.0)	(28.0)	264.0	18.0
Beginning balance at Dec. 31, 2024	578.0	581.0	344.0	(3.0)	(46.0)	286.0	(3.0)
Statements [Line Items]
Profit for the period	55.9	55.0				55.0	1.0
Other comprehensive loss for the period	59.0	59.0			59.0
Total comprehensive income for the period	115.0	114.0			59.0	55.0	1.0
RSU expense	10.0	10.0				10.0
Dividends declared	(40.0)	(40.0)				(40.0)
Total transactions with owners	(30.0)	(30.0)				(30.0)
Ending balance at Jun. 30, 2025	$ 663.0	$ 665.0	$ 344.0	$ (3.0)	$ 13.0	$ 311.0	$ (2.0)